Other Non-Current Assets - Additional Information (Details) $ in Millions		12 Months Ended
	Oct. 19, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 21, 2024 USD ($)	Aug. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares
Greenstone
Disclosure of Detailed Information about Other Assets [Line Items]
Notes receivable, option to convert, maximum ownership percentage		19.99%
Versamet
Disclosure of Detailed Information about Other Assets [Line Items]
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares					$ 0.80	$ 0.80
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments		$ (1.6)	$ 0.0
Bear Creek
Disclosure of Detailed Information about Other Assets [Line Items]
Notes receivable, principal and interest outstanding	$ 26.6			$ 25.0
Annual compound interest rate	7.00%			15.00%
Notes receivable, conversion price rate | $ / shares	$ 0.73
Notes receivables, recognized gain	$ 2.3
Promissory notes receivables due from associates, due third installment	$ 25.2	$ 29.1	25.2
Notes receivable, recognized expected credit loss			$ 3.4